Notes to the Statements of Cash Flows	12 Months Ended
Dec. 31, 2020
Notes To The Statements Of Cash Flows [Abstract]
Notes to the Statements of Cash Flows
29.	Notes to the Statements of Cash Flows

The following table shows the changes in liabilities arising from financing activities for the years ended December 31, 2020, 2019 and 2018:

	January 1, 2020	Cash flows	Foreign exchange movement	Others	December 31, 2020
	(in million pesos)
Interest-bearing financial liabilities (Note 21)	192,556	31,979	(1,917)	147	222,765
Lease liabilities (Notes 3 and 10)	16,315	(5,781)	—	9,491	20,025
Derivative financial liabilities	113	(430)	—	853	536
Accrued interests and other related costs (Note 24)	1,531	(8,348)	—	8,689	1,872
Dividends (Note 20)	1,584	(16,721)	—	16,331	1,194
	212,099	3,939	(1,917)	35,511	246,392

	January 1, 2019	Cash flows	Foreign exchange movement	Others	December 31, 2019
	(in million pesos)
Interest-bearing financial liabilities (Note 21)	176,276	16,811	(653)	122	192,556
Lease liabilities (Notes 3 and 10)	15,233	(5,399)	—	6,481	16,315
Derivative financial liabilities	80	(50)	—	83	113
Accrued interests and other related costs (Note 24)	1,347	(7,143)	—	7,327	1,531
Dividends (Note 20)	1,533	(15,592)	—	15,643	1,584
	194,469	(11,373)	(653)	29,656	212,099

	January 1, 2018	Cash flows	Foreign exchange movement	Others	December 31, 2018
	(in million pesos)
Interest-bearing financial liabilities	172,611	1,722	1,723	220	176,276
Derivative financial liabilities	149	886	—	(955)	80
Accrued interests and other related costs (Note 24)	1,176	(6,614)	—	6,785	1,347
Dividends (Note 20)	1,575	(13,928)	—	13,886	1,533
	175,511	(17,934)	1,723	19,936	179,236

Others include the effect of accretion of long-term borrowings, effect of recognition and accretion of lease liabilities, effect of accrued but not yet paid interest on interest-bearing loans and borrowings and accrual of dividends that were not yet paid at the end of the period.

Non-cash Investing Activities

The following table shows our significant non-cash investing activities and corresponding transaction amounts as at December 31, 2020 and 2019:

	2020	2019
	(in million pesos)
Additions to ROU assets (Note 10)	9,335	5,072

Non-cash Financing Activities

The following table shows our significant non-cash financing activities and corresponding transaction amounts as at December 31, 2020 and 2019:

	2020	2019
	(in million pesos)
Additions to lease liabilities (Note 10)	11,122	5,065